Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	The estimated useful lives are as follows:
Useful life
Office equipment	5 years
Computer equipment	3 years
Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:
Useful life
Office equipment	5 years
Computer equipment	3 years

Schedule of Company’s Revenue by Revenue Categories

The following table shows the Company’s revenue by revenue categories for the periods indicated.

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
New construction	4,734,096	2,466,676	1,939,363
Reconstruction	—	466,166	366,512
A&A	227,222	719,903	566,006
Other general contracting services	—	81,288	63,910
Total revenue	4,961,318	3,734,033	2,935,791

The following table shows the Company’s revenue by revenue categories for the periods indicated.

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
New construction	3,917,911	7,675,725	7,600,302	5,563,096
Reconstruction	1,942,247	1,599,688	180,203	131,901
A&A	824,089	3,628,036	999,031	731,248
Other general contracting services	531,705	449,564	32,110	23,503
Total revenue	7,215,952	13,353,013	8,811,646	6,449,748

Schedule of Suppliers or Subcontractors

The table below sets out the suppliers or subcontractors who accounted for 10% or more of the Company’s total accounts payable as of December 31, 2024 and June 30, 2025.

Name of Supplier/Subcontractor	Products/services supplied	Percentage of accounts payable (%)
		As of December 31, 2024	As of June 30, 2025 (Unaudited)
Supplier A	Materials	—	29
Subcontractor B	Subcontract service	22	—
Subcontractor C	Subcontract service	12	—
Subcontractor D	Subcontract service	12	—

The table below sets out the suppliers or subcontractors who accounted for 10% or more of the Company’s total accounts payable as of December 31, 2023 and 2024.

Name of Supplier/Subcontractor	Products/services supplied	Percentage of accounts payable (%)
		As of December 31, 2023	As of December 31, 2024
Subcontractor A	Subcontract service	1	22
Subcontractor B	Subcontract service	—	12
Subcontractor C	Subcontract service	—	12
Subcontractor D	Subcontract service	18	3
Subcontractor E	Subcontract service	11	—